                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS PARTNERS LLC
Address: 2020 Calamos Court
         Naperville, Illinois  60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph B. O'Boyle
Title: Chief Compliance Officer
Phone: (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Joseph B. O'Boyle               Naperville, Illinois        August 14, 2008
---------------------------------   -------------------------   ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:
Form 13F Information Table Entry Total:        98
Form 13F Information Table Value Total:   $49,521
                                          (thousands)

           Column 1                 Column 2       Column 3 Column 4 Column 5            Column 6  Column 7       Column 8
------------------------------ ------------------ --------- -------- -------- --- ----- ---------- -------- --------------------
                                                                                                              Voting Authority
                                                             Value    Total       CALL/ Investment  Other   --------------------
        Title of Issuer          Title of Class     Cusip    (x1000)  Shares       PUT  Discretion Managers   Sole   Shared None
------------------------------ ------------------ --------- -------- -------- --- ----- ---------- -------- -------- ------ ----
3M CO                          COMMON STOCK       88579Y101     292      4200 shs          Sole      None       4200          0
ABBOTT LABORATORIES            COMMON STOCK       002824100     540     10200 shs          Sole      None      10200          0
AFLAC INC                      COMMON STOCK       001055102     314      5000 shs          Sole      None       5000          0
ALLIANT TECHSYSTEMS INC        2.75% CONVERTIBLE
                               SENIOR SUBOR       018804AN4     728    600000 prn          Sole      None        600          0
ALTRIA GROUP INC               COMMON STOCK       02209S103     216     10500 shs          Sole      None      10500          0
AMER INTL GROUP                COMMON STOCK       026874107     241      9100 shs          Sole      None       9100          0
APPLE INC                      COMMON STOCK       037833100     335      2000 shs          Sole      None       2000          0
AT&T INC                       COMMON STOCK       00206R102     782     23200 shs          Sole      None      23200          0
BANK OF AMER CP                COMMON STOCK       060505104     530     22200 shs          Sole      None      22200          0
BANK OF NEW YORK MELLON CORP   COMMON STOCK       064058100     247      6528 shs          Sole      None       6528          0
BOEING CO                      COMMON STOCK       097023105     276      4200 shs          Sole      None       4200          0
BRISTOL MYERS SQUIBB           COMMON STOCK       110122108     250     12200 shs          Sole      None      12200          0
BURLINGTON NRTHRN SANTA FE     COMMON STOCK       12189T104     225      2250 shs          Sole      None       2250          0
CARRIZO OIL&GAS                4.375% SENIOR
                               CONVERTIBLE NOTE   144577AA1     413    400000 prn          Sole      None        400          0
CHATTEM INC                    2% SENIOR
                               CONVERTIBLE
                               NOTES              162456AP2    1021    800000 prn          Sole      None        800          0
CHATTEM INC                    1.625% SENIOR
                               CONVERTIBLE
                               NOTE               162456AR8     213    200000 prn          Sole      None        200          0
CHEVRONTEXACO CORP             COMMON STOCK       166764100     892      9000 shs          Sole      None       9000          0
CIENA CORP                     0.875%
                               CONVERTIBLE
                               SENIOR NOTE        171779AE1     808   1000000 prn          Sole      None       1000          0
CISCO SYSTEMS INC              COMMON STOCK       17275R102     719     30900 shs          Sole      None      30900          0
CITIGROUP INC                  COMMON STOCK       172967101     496     29600 shs          Sole      None      29600          0
COCA-COLA CO                   COMMON STOCK       191216100     312      6000 shs          Sole      None       6000          0
COEUR D'ALENE MINES CORP       3.25% SENIOR
                               UNSECURED
                               CONVERT            192108AR9     509    600000 prn          Sole      None        600          0
COLGATE-PALMOLIVE CO           COMMON STOCK       194162103     269      3900 shs          Sole      None       3900          0
COMCAST CORP                   COMMON STOCK       20030N101     192     10100 shs          Sole      None      10100          0
CONOCOPHILLIPS                 COMMON STOCK       20825C104     651      6900 shs          Sole      None       6900          0
COVANTA HOLDING CORP           1% SENIOR
                               CONVERTIBLE
                               NOTES              22282EAA0     533    500000 prn          Sole      None        500          0
CYPRESS SEMICONDUCTOR CORP     1% SENIOR
                               CONVERTIBLE
                               NOTES              232806AK5     697    600000 prn          Sole      None        600          0
DELL INC                       COMMON STOCK       24702R101     488     22300 shs          Sole      None      22300          0
DEVON ENERGY CORPORATION       COMMON STOCK       25179M103     300      2500 shs          Sole      None       2500          0
DISNEY WALT CO                 COMMON STOCK       254687106     353     11300 shs          Sole      None      11300          0
DUPONT DE NEMOUR & CO          COMMON STOCK       263534109     266      6200 shs          Sole      None       6200          0
ELI LILLY & CO                 COMMON STOCK       532457108     235      5100 shs          Sole      None       5100          0
EMC CORP -MASS                 1.75%
                               CONVERTIBLE
                               NOTES              268648AK8     858    750000 prn          Sole      None        750          0
ENERSYS                        3.375% SENIOR
                               UNSECURED
                               CONVER             29275YAA0     222    200000 prn          Sole      None        200          0
EPICOR SOFTWARE                2.375%
                               CONVERTIBLE        29426LAA6     277    400000 prn          Sole      None        400          0
EXELON CORP                    COMMON STOCK       30161N101     360      4000 shs          Sole      None       4000          0
EXXON MOBIL CORP               COMMON STOCK       30231G102    1454     16500 shs          Sole      None      16500          0
FORD MOTOR CO                  4.25% SENIOR
                               UNSECURED
                               NOTES              345370CF5     879   1200000 prn          Sole      None       1200          0
GENERAL DYNAMICS CORP          COMMON STOCK       369550108     253      3000 shs          Sole      None       3000          0
GENERAL ELECTRIC CO            COMMON STOCK       369604103    1094     41000 shs          Sole      None      41000          0
GENZYME CORP                   1.25% SENIOR
                               UNSECURED
                               CONVERT            372917AN4     333    300000 prn          Sole      None        300          0
GILEAD SCIENCES INC            COMMON STOCK       375558103     349      6600 shs          Sole      None       6600          0
GOOGLE INC                     COMMON STOCK       38259P508     632      1200 shs          Sole      None       1200          0
HALLIBURTON CO                 COMMON STOCK       406216101     409      7700 shs          Sole      None       7700          0
HECLA MINING                   6.50% MANDATORY
                               CONVERTIBLE        422704304     338      3500 shs          Sole      None       3500          0
HEWLETT-PACKARD CO.            COMMON STOCK       428236103    1012     22900 shs          Sole      None      22900          0
HLTH CORP                      3.125% CONVERTIBLE
                               SR UNSECURE        94769MAG0     672    750000 prn          Sole      None        750          0
HONEYWELL INTL                 COMMON STOCK       438516106     327      6500 shs          Sole      None       6500          0
HORNBECK OFFSHORE SERVICES INC 1.625% SENIOR
                               DEBENTURES         440543AE6     397    300000 prn          Sole      None        300          0
INFORMATICA CORP               3.00% Convertible
                               Senior Notes       45666QAB8     975    950000 prn          Sole      None        950          0
INTEL CORP                     COMMON STOCK       458140100     806     37500 shs          Sole      None      37500          0
INT'L BUSINESS MACHINES CORP   COMMON STOCK       459200101     865      7300 shs          Sole      None       7300          0
ISIS PHARMACEUT                2.625% CONVERTIBLE
                               SUBORDINATE        464337AE4     806    700000 prn          Sole      None        700          0
JA SOLAR HOLDINGS CO           4.50% SENIOR
                               UNSECURED
                               CONVERT            466090AA5     534    600000 prn          Sole      None        600          0

JOHNSON & JOHNSON              COMMON STOCK       478160104     933     14500 shs          Sole      None      14500          0
JP MORGAN CHASE & CO           COMMON STOCK       46625H100     703     20500 shs          Sole      None      20500          0
MACROVISION CORP               2.625% Senior
                               Convertible
                               Note               555904AB7     537    600000 prn          Sole      None        600          0
MEDTRONIC INC                  COMMON STOCK       585055106     362      7000 shs          Sole      None       7000          0
MENTOR GRAPHICS                6.25%
                               CONVERTIBLE
                               NOTES              587200AF3     266    240000 prn          Sole      None        240          0
MERCK & CO                     COMMON STOCK       589331107     528     14000 shs          Sole      None      14000          0
METLIFE INC                    COMMON STOCK       59156R108     269      5100 shs          Sole      None       5100          0
MICRON TECHNOLOGY INC          1.875%
                               CONVERTIBLE
                               SENIOR NOTE        595112AH6     710   1000000 prn          Sole      None       1000          0
MICROSOFT CORP                 COMMON STOCK       594918104    1051     38200 shs          Sole      None      38200          0
MILLIPORE CORP                 3.75%
                               CONVERTIBLE
                               SENIOR NOTES       601073AD1     506    500000 prn          Sole      None        500          0
MYLAN LABORATORIES INC         6.50% MANDATORY
                               CONVERTIBLE        628530206     880      1000 shs          Sole      None       1000          0
NEWMONT MINING CORP            COMMON STOCK       651639106     245      4700 shs          Sole      None       4700          0
NEWS CORP                      COMMON STOCK       65248E203     215     14000 shs          Sole      None      14000          0
NIKE INC                       COMMON STOCK       654106103     358      6000 shs          Sole      None       6000          0
OCCIDENTAL PETROLEUM CORP      COMMON STOCK       674599105     368      4100 shs          Sole      None       4100          0
ON SEMICONDUCTOR CORP          2.625%
                               CONVERTIBLE
                               SENIOR SUB         682189AG0     879    800000 prn          Sole      None        800          0
ORACLE CORP                    COMMON STOCK       68389X105     588     28000 shs          Sole      None      28000          0
ORBITAL SCIENCES CORP          2.4375%
                               CONVERTIBLE
                               SENIOR SUB         685564AN6     348    300000 prn          Sole      None        300          0
PEPSICO INC                    COMMON STOCK       713448108     293      4600 shs          Sole      None       4600          0
PFIZER INC                     COMMON STOCK       717081103     349     20000 shs          Sole      None      20000          0
PHILIP MORRIS INTERNATIONAL    COMMON STOCK       718172109     519     10500 shs          Sole      None      10500          0
PROCTER & GAMBLE CO            COMMON STOCK       742718109     541      8900 shs          Sole      None       8900          0
PRUDENTIAL FINANCIAL INC       COMMON STOCK       744320102     227      3800 shs          Sole      None       3800          0
QUALCOMM INC                   COMMON STOCK       747525103     517     11650 shs          Sole      None      11650          0
RAYTHEON CO                    COMMON STOCK       755111507     281      5000 shs          Sole      None       5000          0
SCHLUMBERGER LTD               COMMON STOCK       806857108     752      7000 shs          Sole      None       7000          0
SCHOOL SPECIALTY               3.75%
                               CONVERTIBLE
                               SUBORDINATED       807863AL9     605    700000 prn          Sole      None        700          0
SONOSITE INC                   3.75%
                               CONVERTIBLE
                               SENIOR NOTES       83568GAA2    1010   1000000 prn          Sole      None       1000          0
SPARTAN STORES                 3.375%
                               CONVERTIBLE
                               SENIOR             846822AE4     621    700000 prn          Sole      None        700          0
SPDR TRUST SERIES 1            COMMON STOCK       78462F953     525      1000 shs  PUT     Sole      None       1000          0
SPSS INC                       2.50%
                               CONVERTIBLE
                               SUBORDINATED       78462KAB8     521    500000 prn          Sole      None        500          0
SYBASE INC                     1.75%
                               SUBORDINATED
                               CONVERTIBLE        871130AB6     884    700000 prn          Sole      None        700          0
T ROWE PRICE                   COMMON STOCK       74144T108     215      3800 shs          Sole      None       3800          0
TECH DATA CORP                 2.75%
                               CONVERTIBLE
                               SENIOR DEB         878237AE6     652    700000 prn          Sole      None        700          0
TRANSOCEAN INC                 COMMON STOCK       G90073100     320      2099 shs          Sole      None       2099          0
TRICO MARINE SERVICES INC      3% CONVERTIBLE
                               SENIOR NOTES       896106AQ4     50      50000 prn          Sole      None         50          0
UNION PACIFIC CORP             COMMON STOCK       907818108     227      3000 shs          Sole      None       3000          0
UNITED PARCEL SERVICE          COMMON STOCK       911312106     320      5200 shs          Sole      None       5200          0
UNITED TECHNOLOGIES CORP       COMMON STOCK       913017109     364      5900 shs          Sole      None       5900          0
US BANCORP                     COMMON STOCK       902973304     307     11000 shs          Sole      None      11000          0
VERIZON COMM                   COMMON STOCK       92343V104     308      8700 shs          Sole      None       8700          0
WAL-MART STORES INC            COMMON STOCK       931142103     450      8000 shs          Sole      None       8000          0
WELLS FARGO & COMPANY          COMMON STOCK       949746101     416     17500 shs          Sole      None      17500          0
WYETH                          COMMON STOCK       983024100     312      6500 shs          Sole      None       6500          0